Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Profit or loss [abstract]
Revenue	£ 15,265.4	£ 14,388.9	£ 12,235.2
Costs of services	(12,090.2)	(11,348.1)	(9,709.1)
Gross profit	3,175.2	3,040.8	2,526.1
General and administrative costs	(1,267.0)	(977.7)	(894.1)
Operating profit	1,908.2	2,063.1	1,632.0
Share of results of associates	113.5	49.8	47.0
Profit before interest and taxation	2,021.7	2,112.9	1,679.0
Finance income	95.2	80.4	72.4
Finance costs	(269.8)	(254.5)	(224.1)
Revaluation of financial instruments	262.2	(48.3)	(34.7)
Profit before taxation	2,109.3	1,890.5	1,492.6
Taxation	(197.0)	(388.9)	(247.5)
Profit for the year	1,912.3	1,501.6	1,245.1
Attributable to:
Equity holders of the parent	1,816.6	1,400.1	1,160.2
Non-controlling interests	95.7	101.5	84.9
Profit for the year	£ 1,912.3	£ 1,501.6	£ 1,245.1
Earnings per share
Basic earnings per ordinary share	£ 1.440	£ 1.096	£ 0.900
Diluted earnings per ordinary share	£ 1.424	£ 1.080	£ 0.884

[1]	Prior year figures have been re-presented as described in the accounting policies.